Share-Based Compensation - Schedule of Transactions Related to Restricted Share Units (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2024 $ / shares shares
Schedule of Transactions Related to Restricted Stock Units [Line Items]
Number of RSU, Outstanding beginning | shares	18,128,650
Weighted Average Grant Date Fair Value, Outstanding beginning | $ / shares	$ 0.08
Number of RSU, Granted | shares	1,119,000
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 0.03
Number of RSU, Vested | shares	(8,317,863)
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 0.11
Number of RSU, Forfeited | shares	(4,523,487)
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	$ 0.08
Number of RSU, Outstanding ending | shares	6,406,300
Weighted Average Grant Date Fair Value, Outstanding ending | $ / shares	$ 0.04